Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 2,929,491	$ 1,578,173
Cost of revenues
Cost of revenues	1,387,971	712,530
Gross profit	1,541,520	865,643
Operating expenses
Sales and marketing	602,048	472,841
Research and development	552,127	355,015
General and administrative	245,343	153,765
Transaction and loan losses	51,849	25,169
Total operating expenses	1,451,367	1,006,790
Income (loss) from operations	90,153	(141,147)
Other income, net
Interest income	23,434	48,182
Interest expense	(9,085)	0
Unrealized gain on equity and other investments	135,193	0
Foreign exchange gain (loss)	669	(2,850)
Total other income, net	150,211	45,332
Income (loss) before income taxes	240,364	(95,815)
Recovery of (provision for) income taxes	(79,145)	29,027
Net income (loss)	$ 319,509	$ (124,842)
Net income (loss) per share attributable to shareholders:
Basic (in dollars per share)	$ 2.67	$ (1.10)
Diluted (in dollars per share)	$ 2.59	$ (1.10)
Shares used to compute net income (loss) per share attributable to shareholders:
Shares used to compute net income (loss) per share attributable to shareholders - basic (in shares)	119,569,705	113,026,424
Shares used to compute net income (loss) per share attributable to shareholders - diluted (in shares)	123,463,274	113,026,424
Other comprehensive income
Unrealized gain on cash flow hedges	$ 10,510	$ 18,046
Tax effect on unrealized gain on cash flow hedges	(2,786)	(4,784)
Comprehensive income (loss)	327,233	(111,580)
Subscription solutions
Revenues
Revenues	908,757	642,241
Cost of revenues
Cost of revenues	193,532	128,155
Merchant solutions
Revenues
Revenues	2,020,734	935,932
Cost of revenues
Cost of revenues	$ 1,194,439	$ 584,375